Related party transactions - Lease Agreements - Summary (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease Transactions
Depreciation	€ 647,620	€ 675,526	€ 700,671
Interest expense	143,211	148,420	148,789
Leases balances
Right-of-use asset	3,013,502	3,612,456
Fresenius Medical Care Deutschland GmbH | Production sites in Schweinfurt and St. Wendel, Germany | Fresenius SE Companies
Leases balances
Total transaction cost for previously leased assets	181,373
Purchase price for previously leased assets	171,642
Lease Agreements
Lease Transactions
Depreciation	23,253	24,938	25,555
Interest expense	1,514	2,213	2,586
Lease expense	233	398	291
Leases balances
Right-of-use asset	17,522	110,041
Lease liability	18,102	112,863
Fresenius SE | Lease Agreements
Lease Transactions
Depreciation	6,757	6,591	7,738
Interest expense	230	306	1,148
Lease expense	233	398	291
Leases balances
Right-of-use asset	17,522	22,997
Lease liability	18,102	24,953
Fresenius SE affiliates | Lease Agreements
Lease Transactions
Depreciation	16,496	18,347	17,817
Interest expense	€ 1,284	1,907	€ 1,438
Leases balances
Right-of-use asset		87,044
Lease liability		€ 87,910